ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 0	$ 3,825
Liabilities of disposal group	0	(508)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0	3,317
Non-current assets held for sale [member]
Statement1 [Line Items]
Investment in joint ventures	0	63
Disposal groups classified as held for sale [member]
Statement1 [Line Items]
Net assets of disposal group	$ 0	$ 3,762